ARBOR COURT CAPITAL, LLC

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2024

                            ARBOR COURT CAPITAL, LLC
                                DECEMBER 31, 2024





                               TABLE OF CONTENTS


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................1 - 2

STATEMENT OF FINANCIAL CONDITION
 December 31, 2024...........................................................3

STATEMENT OF OPERATIONS
 For the year ended December 31, 2024........................................4

STATEMENT OF CHANGES IN MEMBER'S EQUITY
 For the year ended December 31, 2024........................................5

STATEMENT OF CASH FLOWS
 For the year ended December 31, 2024........................................6

NOTES TO THE FINANCIAL STATEMENTS........................................7 - 9

SUPPLEMENTAL INFORMATION...............................................10 - 12





















                                      <1>


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Member of

Broadview Heights, Ohio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of financial condition of (a Delaware corporation), as of , and the related statements of operations and changes in member's equity and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of as of , and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of 's management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to , in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

         Independent Member
   B K R
         INTERNATIONAL
Firms In Principal Cities Worldwide
                                      -1-

AUDITOR'S REPORT ON SUPPLEMENTAL INFORMATION

The Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to the Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission have been subjected to audit procedures performed in conjunction with the audit of 's financial statements. The supplemental information is the responsibility of 's management. Our audit procedures include determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information. In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presenting in conformity with 17 C.F.R. {section}240.17a-5. In our opinion, the Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission are fairly stated, in all material respects, in relation to the financial statements as a whole.



      /s/ Hobe & Lucas
                       We have served as 's auditor since 2008
                    Independence, Ohio
                    February 15,














                                      -2-



                      ARBOR COURT CAPITAL, LLC
                  STATEMENT OF FINANCIAL CONDITION
                          DECEMBER 31, 2024


                               ASSETS


 CURRENT ASSETS
   Cash and cash equivalents                        $        937,013
   Accounts receivable                                        21,667
   Prepaid CRD account                                         2,906
   Prepaid expenses                                           20,889
                                                ---------------------

     Total Current Assets                                    982,475
                                                ---------------------

 OTHER ASSETS
   Goodwill                                                   22,500
                                                ---------------------

     Total Other Assets                                       22,500
                                                ---------------------

           TOTAL ASSETS                              $     1,004,975
                                                ---------------------


                   LIABILITIES AND MEMBER'S EQUITY

 LIABILITIES
   Accounts Payable                               $            1,960
                                                ---------------------

     Total Liabilities                                         1,960
                                                ---------------------

 MEMBER'S EQUITY
   Member's Equity                                   $     1,003,015
                                                ---------------------


           TOTAL LIABILITIES AND MEMBER'S EQUITY     $     1,004,975
                                                ---------------------





See accompanying notes to financial statements.


                                      -3-
                ARBOR COURT CAPITAL, LLC
                STATEMENT OF OPERATIONS
          FOR THE YEAR ENDED DECEMBER 31, 2024


 REVENUE
   Compliance services               $            2,400
   Distribution services                        197,950
   12b-1 Fees                                     2,942
   Markup income                                  5,182
                                  ----------------------
                                                208,474
                                  ----------------------

 EXPENSES
   Compliance Fees                                3,930
   Education                                        433
   Payroll Expense                               81,463
   Email                                          1,397
   FINRA Licenses and Permits                       800
   FINRA Registration Fees                       17,130
   Insurance                                      1,332
   Professional Fees - Accounting                 6,000
   Rent                                           3,996
   Computer & Copy Expense                          726
   Telephone                                        400
   Utilities                                        440
   Signature Guarantee                              940
   SIPC                                             379
   Other Expenses                                 3,501
                                  ----------------------
           TOTAL EXPENSES                       122,867
                                  ----------------------

 NET INCOME (LOSS) FROM OPERATIONS               85,607

 OTHER INCOME
   Interest income                               36,941
                                  ----------------------
           TOTAL OTHER INCOME                    36,941

 NET INCOME (LOSS)                     $        122,548
                                  ----------------------





See accompanying notes to financial statements.

                                      -4-
          ARBOR COURT CAPITAL, LLC
  STATEMENT OF CHANGES IN MEMBER'S EQUITY
    FOR THE YEAR ENDED DECEMBER 31, 2024





 BEGINNING BALANCE            $        880,467

   Net Income                          122,548
                            -------------------

 ENDING BALANCE                $     1,003,015
                            -------------------































See accompanying notes to financial statements.

                                      -5-

                                    ARBOR COURT CAPITAL, LLC
                                    STATEMENT OF CASH FLOWS
                              FOR THE YEAR ENDED DECEMBER 31, 2024


CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                          $          122,548
  Adjustments to reconcile net income to net cash provided by operating activities                      *
      (Increase) decrease in assets:
       Prepaid expenses and other current assets                                                    (778)
       Accounts receivable                                                                          2,485
         Net Cash Provided by Operating Activities                                                124,255


NET INCREASE IN CASH AND CASH EQUIVALENTS                                                         124,255

CASH AND CASH EQUIVALENTS - JANUARY 1, 2024                                                       812,758

CASH AND CASH EQUIVALENTS - DECEMBER 31, 2024                                          $          937,013



SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Interest paid                                                                      $                  -
  Income taxes paid                                                                  $                  -


















See accompanying notes to financial statements.

                            ARBOR COURT CAPITAL, LLC
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2024

                                  ORGANIZATION
 (the Company) is a FINRA registered broker dealer whose primary function is to serve as distributor for mutual funds. The broker dealer functions as distributor whose job is to review mutual funds advertising for adherence to FINRA compliance standards, to engage other dealers in order to place our client's funds onto brokerage platforms, and to provide new mutual funds with membership into the National Securities Clearing Corporation (NSCC) in order to access to the FundSERV platform. NSCC membership is a time consuming application process, however, the firm is experienced with the process and FundSERV eligibility will allow the Company's mutual fund clients to clear mutual fund transactions electronically across the most popular brokerage platforms on Wall Street.

                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                              ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                  INCOME TAXES
The Company is a limited liability company. Its member is taxed on the Company's taxable income. No provision for federal or state income taxes has been included in the financial statements.

Reporting periods ending December 31, 2021, December 31, 2022 and December 31, 2023, and December 31, 2024 are subject to examination by major taxing authorities.

                           CASH AND CASH EQUIVALENTS
The Company considers financial instruments with an original maturity of less than 90 days to be cash equivalents.

                                    GOODWILL
Goodwill is reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the entity's carrying value is greater than its fair value. At December 31, 2024, the Company determined that fair value of the goodwill was greater than its carrying value. Accordingly, no impairment was recorded for the year ended December 31, 2024.

                            ARBOR COURT CAPITAL, LLC
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2024

             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

                              ACCOUNTS RECEIVABLE
The Company uses the reserve method of accounting for bad debts. The allowance for doubtful accounts was $0 at December 31, 2024. As of December 31, 2024 and 2023, accounts receivable were $21,667 and $24,152, respectively.

                              REVENUE RECOGNITION
ASU 2014-09 provides a five step model to revenue recognition:
Step 1:Identify the contract(s) with a customer;
Step 2:Identify the performance obligations in the contract:
Step 3:Determine the transaction price;
Step 4:Allocate the transaction price to the performance obligations in the contract;
Step 5:Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company applies this model to its broker dealer revenue streams.

Revenue is recognized using the accrual basis of accounting. Each client is identified by contract. The services to be provided are outlined in the contract. Services that are provided include reviewing marketing material to ensure FINRA compliance, and holding licenses for investment advisers. No fees are collected when the contract is signed. Fees will be collected after the first full month of service. The services are ongoing, and billed at a monthly rate set forth in the contract. The Company invoices each client at the end of the month. This invoice includes out of pocket expenses incurred during the month and the client's monthly fee. When the invoice is sent, the revenue is then recognized.

The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgement is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Company's progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.

                         COMMITMENTS / RELATED PARTIES

The Company's affiliate, Mutual Shareholder Services LLC ("MSS"), has an expense sharing agreement for office facilities in Suite 400. This expense sharing agreement covers the cost of rent, offices supplies, insurance, utilities, telephone, computer usage, and copy machines. The monthly fee for these expenses is $500. As of December 31, 2024 Arbor Court Capital, LLC owes $0 to MSS.

                            ARBOR COURT CAPITAL, LLC
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 2024

Greg Getts is the President of Arbor Court Capital, LLC and also an interested trustee of the MSS Series Trust. A client of Arbor Court Capital, LLC, Parvin Hedged Equity Solari World Fund is a series of the MSS Series Trust and therefore is a related party. During the year ended December 31, 2024, Parvin Hedged Equity Solari World Fund paid Arbor Court Capital, LLC $3,600 for distribution services performed during the year. At December 31, 2024, Parvin Hedged Equity Solari World Fund owed $300 to Arbor Court Capital, LLC.

                      NET CAPITAL PROVISION OF RULE 15C3-1
The Company is subject to the Securities and Exchange Commission (SEC) uniform net capital rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. At December 31, 2024, had net capital of $935,053 which was $930,053 in excess of its required net capital of $5,000. 's ratio of aggregate indebtedness to net capital was 0.21%.

                           EXEMPTION FROM RULE 15C3-3
Arbor Court Capital LLC in reliance on footnote 74 to SEC Release 34-70073 and as discussed in Q&A 8 of the related FAQ issued by SEC staff, the firm will not claim an exemption from SEA Rule 15c3-3.

                          CONCENTRATION OF CREDIT RISK

The Company maintains cash in financial institutions which may, from time to time exceed the federally insured level.

                          ASC 280 * SEGMENT REPORTING
The Company is engaged in a single line of business as a securities broker-dealer, which is comprised of several classes of services, including principal transactions, agency transactions. The Company has identified its President as the chief operating decision maker ("CODM"), who uses net income to evaluate the results of the business, predominantly in the forecasting process, to manage the Company. Additionally, the CODM uses excess net capital, which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy, such as whether to reinvest profits or pay dividends. The Company's operations constitute a single operating segment and therefore, a single reportable segment, because the CODM manages the business activities using information of the Company as a whole. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies.

                               SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through the issuance of these financial statements dated February 15, 2025 and has noted no such events requiring disclosure.

                           SUPPLEMENTAL INFORMATION
                         PURSUANT TO RULE 17A-5 OF THE
                        SECURITIES EXCHANGE ACT OF 1934
                               DECEMBER 31, 2024

                            ARBOR COURT CAPITAL, LLC
             COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS
               AND INFORMATION RELATING TO POSSESSION OR CONTROL
                  REQUIREMENTS PURSUANT TO RULE 15C3-3 OF THE
                       SECURITIES AND EXCHANGE COMMISSION
                               DECEMBER 31, 2024


The   Company  is  not  required  to  present  the  schedule  "Computation   for
Determination of Reserve Requirements under Rule 15c3-3" and "Information for Possession or Control Requirements Under Rule 15c3-3" as it meets the exemptive provisions of Rule 15c3-3.





































                                      -11-

                                                                   SCHEDULE I
                            ARBOR COURT CAPITAL, LLC
                           COMPUTATION OF NET CAPITAL
                         PURSUANT TO RULE 15C3-1 OF THE
                       SECURITIES AND EXCHANGE COMMISSION
                                DECEMBER 31, 2024

NET CAPITAL
  Total member's equity from statement of financial condition      $    1,003,015

  Less:  Non-allowable assets:
    Prepaid Expenses                                                      (2,906)
    Accounts receivable                                                  (21,667)
    Other Prepaids                                                       (20,889)
    Goodwill                                                             (22,500)
                                                                         (67,962)

NET CAPITAL                                                               935,053

COMPUTATION OF AGGREGATE INDEBTEDNESS
  Accounts payable                                                          1,960

COMPUTATION OF BASIC NET CAPITAL REQUIREMENT -
   6 2/3% of Aggregate Indebtedness                            $              131

MINIMUM REQUIRED NET CAPITAL                                    $           5,000

NET CAPITAL REQUIREMENT                                         $           5,000

EXCESS NET CAPITAL                                                $       930,053

EXCESS NET CAPITAL AT 120%                                        $       929,053

RATIO OF AGGREGATE INDEBTEDNESS TO NET CAPITAL                              0.21%


A reconciliation of the computation of net capital under Rule 15c3-1 as included in the Company's unaudited Form X-17a-5 as of December 31, 2024, filed with the Securities and Exchange Commission and the amount included in the accompanying
Schedule I Computation is not required as there are no material differences.




                                      -12-

Endnotes

<1>

Hobe & Lucas
Certified Public Accountants, Inc.
                                                             4807 Rockside Road,
Suite 510                                                    (P) 216.524.8900
                                                             Independence, Ohio
44131                                                         (F) 216.524.8777
                                                               www.hobe.com